Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income
2024	$1,056,447	$1,686,980	$614,906	$733,083	$103.23	$1,927,800
2023	$1,353,353	$1,640,387	$608,105	$671,656	$80.39	$6,945,153

(1)
The PEO is Jason Stabell, the Company’s Chief Executive Officer. Our non-PEO NEOs are Henry Clanton, the Chief Operating Officer and Andrew Williamson, the Chief Financial Officer.

(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and our non-PEO NEOs (as an average) is shown below.

	PEO		Average of Non-PEO NEOs
	2024	2023	2024	2023
Summary Compensation Table Total	$1,056,447	$1,353,353	$614,906	$608,105
Adjustment for equity-based award:
Deduct: Stock award amounts presented in the SCT	$(552,001)	$(851,003)	$(192,501)	$(223,505)
Add: Fair value of awards granted during the year that remain unvested at year-end	$552,001	$836,397	$192,501	$220,462
Add: Fair value of awards granted during the year that vested during the year	$—	$—	$—	$—
Add/Deduct: Year-over-year change in fair value of awards granted in any prior fiscal year that are unvested	$568,083	$340,726	$136,023	$86,008
Add/Deduct: Change in fair value from prior year end to vesting date of awards granted in prior fiscal years that vested during the year	$62,450	$(39,086)	$(17,846)	$(19,413)
Deduct: Fair value of awards granted in prior fiscal years that were forfeited during the current fiscal year	$—	$—	$—	$—
Compensation Actually Paid	$1,686,980	$1,640,387	$733,083	$671,656

(3)
Total Shareholder Return illustrates the value, as of the last day of each period indicated of a $100 investment in the common stock of the Company as of December 31, 2022, assuming reinvestment of all dividends.

Named Executive Officers, Footnote	(1) The PEO is Jason Stabell, the Company’s Chief Executive Officer. Our non-PEO NEOs are Henry Clanton, the Chief Operating Officer and Andrew Williamson, the Chief Financial Officer.
PEO Total Compensation Amount	$ 1,056,447	$ 1,353,353
PEO Actually Paid Compensation Amount	$ 1,686,980	1,640,387
Adjustment To PEO Compensation, Footnote
(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and our non-PEO NEOs (as an average) is shown below.

	PEO		Average of Non-PEO NEOs
	2024	2023	2024	2023
Summary Compensation Table Total	$1,056,447	$1,353,353	$614,906	$608,105
Adjustment for equity-based award:
Deduct: Stock award amounts presented in the SCT	$(552,001)	$(851,003)	$(192,501)	$(223,505)
Add: Fair value of awards granted during the year that remain unvested at year-end	$552,001	$836,397	$192,501	$220,462
Add: Fair value of awards granted during the year that vested during the year	$—	$—	$—	$—
Add/Deduct: Year-over-year change in fair value of awards granted in any prior fiscal year that are unvested	$568,083	$340,726	$136,023	$86,008
Add/Deduct: Change in fair value from prior year end to vesting date of awards granted in prior fiscal years that vested during the year	$62,450	$(39,086)	$(17,846)	$(19,413)
Deduct: Fair value of awards granted in prior fiscal years that were forfeited during the current fiscal year	$—	$—	$—	$—
Compensation Actually Paid	$1,686,980	$1,640,387	$733,083	$671,656

Non-PEO NEO Average Total Compensation Amount	$ 614,906	608,105
Non-PEO NEO Average Compensation Actually Paid Amount	$ 733,083	671,656
Adjustment to Non-PEO NEO Compensation Footnote
(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and our non-PEO NEOs (as an average) is shown below.

	PEO		Average of Non-PEO NEOs
	2024	2023	2024	2023
Summary Compensation Table Total	$1,056,447	$1,353,353	$614,906	$608,105
Adjustment for equity-based award:
Deduct: Stock award amounts presented in the SCT	$(552,001)	$(851,003)	$(192,501)	$(223,505)
Add: Fair value of awards granted during the year that remain unvested at year-end	$552,001	$836,397	$192,501	$220,462
Add: Fair value of awards granted during the year that vested during the year	$—	$—	$—	$—
Add/Deduct: Year-over-year change in fair value of awards granted in any prior fiscal year that are unvested	$568,083	$340,726	$136,023	$86,008
Add/Deduct: Change in fair value from prior year end to vesting date of awards granted in prior fiscal years that vested during the year	$62,450	$(39,086)	$(17,846)	$(19,413)
Deduct: Fair value of awards granted in prior fiscal years that were forfeited during the current fiscal year	$—	$—	$—	$—
Compensation Actually Paid	$1,686,980	$1,640,387	$733,083	$671,656

Total Shareholder Return Amount	$ 103.23	80.39
Net Income (Loss)	$ 1,927,800	6,945,153
PEO Name	Jason Stabell
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (552,001)	(851,003)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	552,001	836,397
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,083	340,726
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,450	(39,086)
PEO | Fair Value of Awards Granted in Prior Fiscal Years that were Forfeited During the Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(192,501)	(223,505)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,501	220,462
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,023	86,008
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,846)	(19,413)
Non-PEO NEO | Fair Value of Awards Granted in Prior Fiscal Years that were Forfeited During the Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount